Report of Independent Registered Public Accounting
Firm

To the Board of Trustees and Shareholders of Global
X Funds

In planning and performing our audit of the financial statements of Global X Silver Miners ETF,
Global X Gold Explorers ETF, Global X Copper Miners
ETF, Global X Uranium ETF, Global X Lithium &
Battery Tech ETF, Global X Fertilizers/Potash ETF,
Global X MSCI China Consumer Discretionary ETF,
Global X MSCI China Energy ETF, Global X MSCI China
Financials ETF, Global X MSCI China Industrials ETF,
Global X China Materials ETF, Global X MSCI China
Communication Services ETF, Global X MSCI China
Consumer Staples ETF, Global X MSCI China Health
Care ETF, Global X MSCI China Information Technology
ETF, Global X MSCI China Real Estate ETF, Global X
MSCI China Utilities ETF, Global X MSCI China Large-
Cap 50 ETF, Global X FTSE Southeast Asia ETF, Global
X MSCI Colombia ETF, Global X MSCI Argentina ETF,
Global X MSCI Greece ETF, Global X MSCI Norway ETF,
Global X FTSE Nordic Region ETF, Global X MSCI
Nigeria ETF, Global X MSCI Next Emerging & Frontier
ETF, Global X MSCI Portugal ETF, Global X MSCI
Pakistan ETF, Global X DAX Germany ETF, Global X
SuperDividend ETF, Global X SuperDividend U.S. ETF,
Global X MSCI SuperDividend Emerging Markets ETF,
Global X MSCI SuperDividend EAFE ETF, Global X
SuperDividend REIT ETF, Global X SuperIncome
Preferred ETF, Global X YieldCo & Renewable Energy
Income ETF, Global X Social Media ETF, Global X E-commerce ETF, Global X Guru Index ETF, Global X
Scientific Beta U.S. ETF, Global X Scientific Beta
Europe ETF, Global X Scientific Beta Japan ETF,
Global X Scientific Beta Asia ex-Japan ETF, Global X
S&P 500 Catholic Values ETF, Global X Nasdaq 100
Covered Call ETF, Global X S&P 500 Covered Call ETF and Global X Russell 2000 Covered Call ETF (forty-seven of the series constituting Global X Funds, hereafter referred to as the Funds) as of and for the year ended October 31, 2019, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of Global X Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 27, 2019